SHAREHOLDERS' EQUITY (DEFICIENCY) (Schedule of Outstanding Options Granted to Non-employees) (Details) (Non-employees options [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Shareholders' equity (deficiency) [Line Items]
Options for shares of ordinary share (number)	20,844	20,844
Options exercisable (number)	18,774	18,216
March 12, 2007 [Member]
Shareholders' equity (deficiency) [Line Items]
Options for shares of ordinary share (number)	16,344	16,344
Exercise price per share (in dollars per shares)
Options exercisable (number)	16,344	16,344
May 10, 2012 [Member]
Shareholders' equity (deficiency) [Line Items]
Options for shares of ordinary share (number)	4,500	4,500
Exercise price per share (in dollars per shares)	1.32	1.32
Options exercisable (number)	3,006	1,872